Note 25 - Operating Segments	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
25.	Operating segments:

Effective as of the transfer of the Bank’s Real Bank Deposit Token™ (RBDT™) (previously known as Digital Deposit Receipt, or (“DDR”) technology to an existing, wholly owned subsidiary (DBG Inc.) of DRT Cyber Inc., the Bank has established four reportable operating segments: Digital Banking Canada, Digital Banking USA, DRTC, and Digital Meteor (DBG Inc.). These four operating segments represent strategic business operations that provide distinct products and services to different markets. They are separately managed due to the differences in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking Canada - The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments in the Canadian banking market. VersaBank obtains its deposits and invests in the majority of its credit assets electronically via innovative deposit and lending solutions for financial intermediaries.

Digital Banking USA - The Bank has adopted a business-to-business model, leveraging its proprietary financial technology to address underserved segments of the US banking market. VersaBank USA obtains the majority of its deposits and invests in the majority of its credit assets electronically through via innovative deposit and lending solutions tailored for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) - Leveraging its internally developed IT security software and capabilities, VersaBank has a established a wholly owned subsidiary, DRTC, to pursue significant large-market opportunities in cybersecurity and to develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

Digital Meteor -Through its wholly owned subsidiary, DBG Inc. , VersaBank owns proprietary intellectual property and technology to enable the next generation of digital assets by the banking and financial community, including the Bank’s revolutionary Real Bank Deposit Tokens™ (RBDTs™) (previously known as Digital Deposit Receipts, or “DDR”s).

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the President, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2025 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

Following is information regarding the results of each reportable operating segment as at and for the year ended October 31, 2025 and 2024:

(thousands of Canadian dollars)
for the year ended	October 31, 2025
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments
Net interest income	$103,265	$12,903	$-	$-	$-	$116,168
Non-interest income	460	(39)	2,206	7,245	(1,399)	8,473
Total revenue	103,725	12,864	2,206	7,245	(1,399)	124,641

Provision for (recovery of) credit losses	4,553	(140)	-	-	-	4,413
	99,172	13,004	2,206	7,245	(1,399)	120,228

Non-interest expenses:
Salaries and benefits	25,785	5,015	814	6,370	-	37,984
General and administrative	29,560	3,484	574	1,508	(1,399)	33,727
Premises and equipment	3,677	722	820	1,805	-	7,024
	59,022	9,221	2,208	9,683	(1,399)	78,735

Income (loss) before income taxes	40,150	3,783	(2)	(2,438)	-	41,493

Income tax provision	12,538	1,111	-	(614)	-	13,035

Net income (loss)	$27,612	$2,672	$(2)	$(1,824)	$-	$28,458

Total assets	$5,050,922	$759,733	$10,207	$24,538	$(36,925)	$5,808,475

Total liabilities	$4,777,508	$498,822	$8,006	$28,319	$(36,853)	$5,275,802

for the year ended	October 31, 2024
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments
Net interest income	$101,263	$1,392	$-	$-	$-	$102,655
Non-interest income	698	1	1,183	8,455	(1,359)	8,978
Total revenue	101,961	1,393	1,183	8,455	(1,359)	111,633

Provision for (recovery of) credit losses	(134)	(134)	-	-	-	(268)
	102,095	1,527	1,183	8,455	(1,359)	111,901

Non-interest expenses:
Salaries and benefits	26,523	437	526	5,298	-	32,784
General and administrative	18,324	365	242	1,597	(1,359)	19,169
Premises and equipment	3,292	105	120	1,638	-	5,155
	48,139	907	888	8,533	(1,359)	57,108

Income (loss) before income taxes	53,956	620	295	(78)	-	54,793

Income tax provision	14,860	155	41	(11)	-	15,045

Net income (loss)	$39,096	$465	$254	$(67)	$-	$39,748

Total assets	$4,602,360	$226,319	$3,434	$23,564	$(17,193)	$4,838,484

Total liabilities	$4,343,878	$90,716	$1,371	$28,894	$(25,578)	$4,439,281

Prior to the year ended October 31, 2024, substantially all of the Digital Banking’s operations were based in Canada.